CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 08, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Series B Preferred Stock
Series B preferred stock, dividend rate (as a percent)	10.00%	10.00%	10.00%	10.00%
Series B preferred stock, par value (USD per share)		$ 0.0001	$ 0.0001	$ 0.0001
Series B preferred stock authorized (shares)		1,000,000	1,000,000	1,000,000
Series B preferred stock designated (shares)		210,000	210,000	210,000
Series B preferred stock issued (shares)		153,630	150,626
Series B preferred stock outstanding (shares)		153,630	150,626
Series B preferred stock, liquidation preference (USD per share)		$ 1,000	$ 1,000	$ 0
Series B Preferred Stock | Scenario, Previously Reported [Member]
Series B preferred stock, dividend rate (as a percent)	10.00%
Series A Preferred Stock
Series A preferred stock, dividend rate (as a percent)		8.00%	8.00%	8.00%
Series A preferred stock, par value (USD per share)		$ 0.0001	$ 0.0001	$ 0.0001
Series A preferred stock authorized (shares)		1,000,000	1,000,000	1,000,000
Series A preferred stock designated (shares)		150,000	150,000	150,000
Series A preferred stock issued (shares)		99,647	97,698
Series A preferred stock outstanding (shares)		99,647	97,698
Series A preferred stock, liquidation preference (USD per share)		$ 1,000	$ 1,000	$ 0
Series A Preferred Stock | Scenario, Previously Reported [Member]
Series A preferred stock, dividend rate (as a percent)			8.00%
Class A Common Stock
Common stock, par value (USD per share)		$ 0.0001	$ 0.0001
Common stock, authorized (shares)		250,000,000	95,000,000
Common stock, issued (shares)		6,542,368	6,222,299
Common stock, outstanding (shares)		6,542,368	6,222,299
Class B Common Stock
Common stock, par value (USD per share)		$ 0.0001	$ 0.0001
Common stock, authorized (shares)		30,000,000	30,000,000
Common stock, issued (shares)		29,807,692	29,807,692
Common stock, outstanding (shares)		29,807,692	29,807,692